1600 Summer Street Stamford, CT 06905 United States T 203 708 2300

January 28, 2013

VIA EDGARLINK

United States Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	GE Institutional Funds

File Nos. 333-29337; 811-08257

Ladies and Gentlemen:

On behalf of GE Institutional Funds (the “Trust”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the definitive form of Prospectuses, dated January 28, 2013, being used in connection with the offering of shares of beneficial interests in the Trust and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectuses contained in Post-Effective Amendment No. 34 for the Trust filed with the Securities and Exchange Commission on January 25, 2013 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 708-2726.

Sincerely,

/s/ Laura K. Kealey

Laura K. Kealey

Vice President and Associate General Counsel